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                                                             HARTFORD LIFE


June 29, 2000

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549
Attn: Filing Room

RE:  Hartford Life and Annuity Insurance Company
     ICMG Registered Variable Life Separate Account One ("Registrant") OmniSource and The One Provider
     File No. 33-63731

Ladies and Gentlemen:

In accordance with Rule 497(j) under the Securities Act of 1933, this is to certify that the Prospectus Supplement contained in Post-Effective Amendment No. 11 to the Registration Statement for the above referenced Registrant does not differ from that which was filed electronically on June 26, 2000. In reliance upon paragraph (j) of Rule 497, the Prospectus Supplement is not included herewith.

If you have any questions regarding this submission, please contact the undersigned at (860) 843-6773.

Yours sincerely,

/s/ Marianne O'Doherty

Marianne O'Doherty
Counsel